CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ in Thousands							1 Months Ended		3 Months Ended		9 Months Ended
	Jul. 02, 2020	Jan. 02, 2020	Jul. 01, 2019	Jan. 02, 2019	Jul. 03, 2018	Jan. 02, 2018	Jan. 02, 2021	Jun. 30, 2017	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Jul. 01, 2018	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Shares issued for interest on convertible note (Shares)											1,043,939
Shares issued for interest on convertible note											$ 1,374
Gain (Loss) on fair value of convertible debt derivatives and warrants									$ (8)	$ 3,129
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 19,990	$ 19,990	$ 19,990	$ 19,990	$ 19,990	$ 19,990		$ 20,000
Convertible notes interest rate								6 7/8%
Borrowings, adjustment to interest rate basis												0.25%	0.25%
Description of conversion of debt to equity									The initial conversion rate of the Convertible Notes was 1,001.1112 common shares per $1.0 thousand principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $0.9989 per common share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company's common shares of $0.8686 per share on June 27, 2017. After giving effect to the December 13, 2018 share consolidation, the conversion rate is 100.1111 per US$1.0 thousand which is equivalent to a conversion price of approximately $9.989 per common share.
Convertible Note Derivatives								$ 5,381	$ 48		$ 40
Transaction costs								1,049
Value attributed to debt portion of convertible notes								$ 13,570
Shares issued for interest on convertible note (Shares)	526,471	517,468		545,721	757,924	244,063
Shares issued for interest on convertible note	$ 687	$ 687		$ 687	$ 724	$ 691
Payments for interest on convertible notes			$ 687
Maximum common shares issued in settlement of interest payments or conversions									2,954,278
Percentage of maximum common shares issued in settlement of interest payments or conversions, percentage of outstanding shares									19.90%
Potentially issuable in settlement of future interest payments or conversions									361,312
Gain (Loss) on fair value of convertible debt derivatives and warrants									$ (8)
Non Adjusting Events After Reporting Period [Member] | Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 19,990
Payments for interest on convertible notes							$ 687